Annual Total Returns[BarChart] - SA Wellington Real Return Portfolio - Class 3	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.07%	3.76%	(5.23%)	1.66%	(1.35%)	3.66%	1.92%	(0.20%)	5.54%	6.78%